Regulatory Capital And Restrictions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 First Tennessee Bank National Association [Member]	Jan. 02, 2014 First Tennessee Bank National Association [Member]	Dec. 31, 2012 First Tennessee Bank National Association [Member]	Dec. 31, 2013 First Tennessee Bank National Association [Member] Minimum [Member]	Dec. 31, 2012 First Tennessee Bank National Association [Member] Minimum [Member]	Dec. 31, 2013 Fhn [Member]	Dec. 31, 2012 Fhn [Member]	Dec. 31, 2013 FTBNA Excluding Financial Subsidiaries [Member]	Dec. 31, 2012 FTBNA Excluding Financial Subsidiaries [Member]	Dec. 31, 2013 All Affiliates [Member]	Dec. 31, 2013 FTN Financial Securities Corporation [Member]
Total Capital, Actual Ratio			18.36%		18.49%			16.23%	15.94%	16.84%	16.76%
Tier 1 Capital, Actual Ratio			15.99%		15.64%			13.87%	13.10%	15.43%	14.82%
Leverage, Actual Ratio			12.71%		12.66%			11.04%	10.63%	12.33%	12.24%
Cash reserve required						$ 115,200,000	$ 248,400,000
Vault cash used to meet cash reserve requirements			137,800,000		139,400,000
Covered Transactions								500,000				367,500,000
Undivided profits	695,207,000	719,672,000	1,000,000,000
Available amount for dividend without prior regulatory approval			(141,600,000)	(141,600,000)
Dividend paid to parent company	180,000,000	100,000,000
Percent of capital stock and surplus threshold for credit extension to affilates			20.00%
Maximum amount of credit bank may extend to all affliates			690,200,000
Maximum amount of credit bank may extend to parent and certain financial subsidiaries			345,100,000
Number of years most recently completed			2 years
Number of immediately preceding years			2 years
Percent of capital stock and surplus threshold for credit extension to parent and certain financial subsidiaries			10.00%
Total Equity investment from FTBNA													$ 366,900,000